VIRTUS KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.4%
Communication Services—17.9%
Addcn Technology Co., Ltd. (Taiwan)	1,037,009	$ 6,769
Autohome, Inc. ADR (China)	180,362	5,259
Baltic Classifieds Group plc (United Kingdom)	6,496,770	15,182
Dayamitra Telekomunikasi PT (Indonesia)	80,440,000	3,568
Sarana Menara Nusantara Tbk PT (Indonesia)	51,960,586	3,682
Tongdao Liepin Group (China)(1)	2,737,800	3,175
Wirtualna Polska Holding S.A. (Poland)	358,347	10,153
		47,788

Consumer Discretionary—10.1%
Allegro.eu S.A. (Poland)(1)	1,185,278	9,328
momo.com, Inc. (Taiwan)	183,000	4,056
Union Auction PCL Foreign Shares (Thailand)(2)	33,162,000	8,854
Vasta Platform Ltd. Class A (Brazil)(1)(2)	1,391,515	4,662
		26,900

Consumer Staples—8.6%
Anhui Gujing Distillery Co., Ltd. Class B (China)	383,509	6,613
Carlsberg Brewery Malaysia Bhd (Malaysia)	1,468,000	6,407
Clicks Group Ltd. (South Africa)	219,376	3,045
Heineken Malaysia Bhd (Malaysia)	1,234,600	6,908
		22,973

Financials—8.3%
Caixa Seguridade Participacoes S.A. (Brazil)	2,648,125	5,697
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(3)	61,759	4,916
Kfin Technologies Ltd. (India)(1)	610,556	2,759
Qualitas Controladora SAB de C.V. (Mexico)	1,176,089	8,700
		22,072

Health Care—1.7%
Haw Par Corp., Ltd. (Singapore)	677,674	4,691
Industrials—34.8%
Boa Vista Servicos S.A. (Brazil)	7,910,834	13,069
Computer Age Management Services Ltd. (India)	221,707	5,954
Grupa Pracuj S.A. (Poland)	1,033,290	14,282
Haitian International Holdings Ltd. (China)	2,791,218	6,546
Humanica PCL Foreign Shares (Thailand)	13,196,200	3,355
IndiaMart InterMesh Ltd. (India)	125,652	4,319
Kerry TJ Logistics Co., Ltd. (Taiwan)	2,791,000	3,518
NICE Information Service Co., Ltd. (South Korea)	537,368	4,184
S-1 Corp. (South Korea)	166,975	6,776
Saramin Co., Ltd. (South Korea)	262,458	3,879
Sporton International, Inc. (Taiwan)	860,256	7,033
Tegma Gestao Logistica S.A. (Brazil)	3,163,798	14,503
Wizz Air Holdings plc (Hungary)(1)	153,044	5,316
		92,734

	Shares	Value

Information Technology—13.2%
Douzone Bizon Co., Ltd. (South Korea)	90,913	$ 2,144
Koh Young Technology, Inc. (South Korea)	350,525	4,129
LEENO Industrial, Inc. (South Korea)	53,055	5,962
Oracle Financial Services Software Ltd. (India)	250,312	11,803
TOTVS S.A. (Brazil)	1,018,860	6,407
Webcash Corp. (South Korea)(1)	236,002	2,166
Younglimwon Soft Lab Co., Ltd. (South Korea)	382,706	2,500
		35,111

Materials—3.8%
Avia Avian Tbk PT (Indonesia)	81,982,660	3,641
Corp. Moctezuma SAB de C.V. (Mexico)	1,875,583	6,629
		10,270

Total Common Stocks (Identified Cost $267,395)		262,539

Total Long-Term Investments—98.4% (Identified Cost $267,395)		262,539

TOTAL INVESTMENTS—98.4% (Identified Cost $267,395)		$262,539
Other assets and liabilities, net—1.6%		4,227
NET ASSETS—100.0%		$266,766

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated investment.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $4,916 or 1.8% of net assets.

Country Weightings†
Brazil	17%
Poland	13
South Korea	12
India	9
China	8
Taiwan	8
Mexico	6
Other	27
Total	100%
† % of total investments as of June 30, 2023.
See Notes to Schedule of Investments

VIRTUS KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$262,539	$129,907	$132,632
Total Investments	$262,539	$129,907	$132,632
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Schedule of Investments

VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
Note 1. Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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